COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Aug. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of Future Minimum Capital Commitments Under Non-Cancellable Construction Contracts

As of August 31, 2020, future minimum capital commitments under non-cancelable contracts were as follows:

RMB
Capital commitment for construction of schools	36,466
Capital commitment for an equity method investment	210,000
Total	246,466